Revenue by Categories (Details) - Schedule of Revenue Generated from Different Revenue Streams - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 284,106,012	$ 198,198,774	$ 103,043,585
Cloud mining solutions [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	178,044,160	99,391,592	75,855,841
Self-mining Revenue [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	100,197,667	60,290,623
Sale of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams		10,400,000	18,176,401
Leasing of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams		1,335,706	7,290,904
Sourcing commission for mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams		18,791,519	780,342
Hosting services and others [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 5,864,185	$ 7,989,334	$ 940,097